Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenue [Abstract]
Revenue	$ 1,298	$ 7,545	$ 2,080	$ 8,848